Fair Value Measurements - Fair Value of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Measurements, Recurring [Member]
Assets:
Investments			$ 71
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			4
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments	$ 48	$ 47
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			67
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			4
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			4
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments			0
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments		47	67
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments		0	0
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments		47	67
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investments		$ 0	$ 0